Finance income (expense) (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfFinanceIncomeExpenseExplanatoryLineItems [Line Items]
Interest income on financial assets designated at fair value through profit or loss	€ 837	€ (482)	€ 160
Derivatives on exchange rate [Member]
DisclosureOfFinanceIncomeExpenseExplanatoryLineItems [Line Items]
Interest income on financial assets designated at fair value through profit or loss	809	(494)	96
Derivatives on interest rate [Member]
DisclosureOfFinanceIncomeExpenseExplanatoryLineItems [Line Items]
Interest income on financial assets designated at fair value through profit or loss	€ 28	(12)	31
Options [Member]
DisclosureOfFinanceIncomeExpenseExplanatoryLineItems [Line Items]
Interest income on financial assets designated at fair value through profit or loss		€ 24	€ 33